DermaWand Purchase Agreement (Details Narrative) (10Q) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2016	Jan. 31, 2016	Jan. 02, 2016
Intangibles,net	$ 4,234,762	$ 872,864
Offset asset and liability						$ 1,200,000
Discount for imputed interest	18,000	21,000			$ 37,000
Percentage of discount for imputed interest calculated based on applicable federal rates					1.45%
Other liabilities	882,000	954,000
Other liabilities , current	289,529	288,525
Amortization of debt discount premium	3,200	15,000
Intangible	800,000			$ 800,000
Cost of sales	73,000	291,000
Accumulated amortization	$ 365,000	$ 292,000
Patent and Trademark [Member]
Patent and trademark amortized period	4 years	4 years
DermaWand [Member]
Intangibles,net	$ 1,200,000	$ 1,200,000
Per unit fee and maintaining annual minimum royalty requirements	$ 2.50		$ 2.50
DermaWand [Member] | 2016 [Member]
Intangibles,net	$ 300,000	300,000
DermaWand [Member] | 2017 [Member]
Intangibles,net	300,000	300,000
DermaWand [Member] | 2018 [Member]
Intangibles,net	300,000	300,000
DermaWand [Member] | 2019 [Member]
Intangibles,net	$ 300,000	$ 300,000